As filed with the Securities and Exchange Commission on April 30, 2009

                                       Securities Act Registration No. 33-69760
                                            Investment Company Act No. 811-8054

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         Pre-Effective Amendment No.                        [ ]
                                                    -----

                       Post-Effective Amendment No.19                       [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]


                              Amendment No. 20                              [X]

                        (Check appropriate box or boxes)
                              DELAFIELD FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                     c/o Reich & Tang Asset Management, LLC
                   600 Fifth Avenue, New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5220
                                                           --------------

                                 Christine Manna
                       Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)

             Copy to:   Michael R. Rosella, Esq.
                        Paul, Hastings, Janofsky & Walker LLP
                        75 East 55th Street
                        New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

       [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
       [ ]  on (date) pursuant to paragraph (b) of Rule 485
       [ ]  60 days after filing pursuant to paragraph (a) (1)
       [ ]  on () pursuant to paragraph (a) (1)
       [ ]  75 days after filing pursuant to paragraph (a)(2)
       [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
                                                             600 FIFTH AVENUE
DELAFIELD FUND, INC.                                         NEW YORK, NY 10020
                                                             212.830.5341
                                                             800.221.3079
================================================================================
PROSPECTUS

April 30, 2009


The investment objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. The minimum initial purchase is $5,000. The minimum initial purchase requirement may be waived subject to the discretion of the Fund. The minimum initial purchase for Individual Retirement Accounts is $250.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS

  2 Risk/Return Summary: Investments, Risks          6   Management, Organization and Capital
    and Performance                                      Structure
  4 Risk/Return Summary: Fee Table                   7   Shareholder Information
  5 Investment Objectives, Principal Investment     15   Distribution Arrangements
    Strategies and Related Risks                    16   Financial Highlights


The Privacy Policy is included with this Prospectus but is not part of the Prospectus.

I. RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE
-------------------------------------------------------------------------------

Investment Objectives

The objectives of the Fund are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There can be no assurance that the Fund will achieve its investment objectives.

Principal Investment Strategies

The Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Fund will primarily invest in equity securities of domestic companies which the investment manager (the "Manager") believes to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.

Under normal circumstances the Fund will have more than 65% of its assets invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. The Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the Manager believes offer a significant opportunity for price appreciation.

Principal Risks

o Since the Fund primarily contains common stocks of domestic issuers, an investment in the Fund should be made with an understanding of the risks inherent in an investment in common stocks, including a susceptibility to general stock market movements and volatile changes in value.

o While the Fund's investment strategy is not constrained by market capitalization, the Fund's investments may include common stocks of companies with small and medium market capitalizations. Investing in small cap and mid cap companies may involve greater risk than investing in larger size companies since small and mid cap companies tend to be more susceptible to adverse business events or economic downturns than larger companies, are less liquid and more thinly traded than those of larger companies and are subject to greater price volatility. The securities of small cap and mid cap companies may also perform differently from the market as a whole and from other types of stocks.

o The value of the Fund's shares and the securities held by the Fund can each decline in value.

o As with all equity investments, it is possible to lose money by investing in the Fund.

Risk/Return Bar Chart and Table

The following bar chart and table may assist you in deciding whether to invest in the Fund. The bar chart shows the change in annual total returns of the Fund for the last ten calendar years. The table shows how the Fund's average annual total returns for the last one, five, and ten year and since inception periods compared with that of the S&P 500 Index and the Russell 2000 Index. While analyzing this information, please note that the Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.


[GRAPHIC OMITTED]

                         DELAFIELD FUND, INC. - (1),(2)

CALENDAR YEAR END             % TOTAL RETURN
1999                                 8.40%
2000                                13.98%
2001                                32.18%
2002                                -7.46%
2003                                40.14%
2004                                20.85%
2005                                 6.00%
2006                                20.38%
2007                                 4.90%
2008                               -37.62%


(1) The Fund's highest quarterly return was 28.00% for the quarter ended June 30, 1999; the lowest quarterly return was -29.37% for the quarter ended December 31, 2008.

(2) Participating Organizations may charge a fee to investors for purchasing and redeeming shares. The net return to such investors may be less than if they had invested in the Fund directly.



Average Annual Total                                                    Since
Returns - For the            One Year    Five Years    Ten Years     November 19, 1993 a
periods ended December       --------    ----------    ---------     ------------
31, 2008

--------------------- ------------ ------------ ------------- -----------------

Delafield Fund, Inc.

Return Before Taxes          -37.62%       0.18%        7.88%           9.44%   o    After-tax  returns  are  calculated
                                                                                     using   the   historical    highest
Return After Taxes on                                                                individual  federal marginal income
Distributions                -37.67%      -1.14%        6.77%           7.93%        tax  rates and do not  reflect  the
                                                                                     impact of state and local taxes.
Return After Taxes on
Distributions and Sale                                                          o    In  some  instances,   the  "Return
of Fund Shares               -24.39%       2.48%        7.32%           8.07%        After  Taxes on  Distributions  and
                                                                                     Sale of Fund Shares" may be greater
S&P 500 Index b              -37.00%      -2.19%        -1.38%          6.49%        than "Return  Before Taxes" because
                                                                                     the  investor is assumed to be able
Russell 2000 Index b         -33.79%      -0.93%        3.02%           6.07%        to use the  capital  loss  from the
                                                                                     sale of Fund shares to offset other
                                                                                     taxable gains.

                                                                                o    Actual after-tax  returns depend on
                                                                                     an investor's tax situation and may
                                                                                     differ from those shown.  After-tax
                                                                                     returns  shown are not  relevant to
                                                                                     investors  who  hold  their  shares
                                                                                     through tax-deferred  arrangements,
                                                                                     such as 401(k) plans or  individual
                                                                                     retirement accounts.



     a    Inception date of the Fund.


     b Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the S&P 500 Index and the Russell 2000 Index. While the Fund does not seek to match the returns of the S&P 500 Index and the Russell 2000 Index, these Indices are good indicators of general stock market performance and small company stock market performance, respectively. You may not invest directly in the S&P 500 Index and the Russell 2000 Index and, unlike the Fund, they do not incur fees and expenses.



                                    FEE TABLE
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.

Shareholder Fees
   (fees paid directly from your investment)

   Maximum Sales Charge Imposed on Purchases..................     None

   Maximum Deferred Sales Charge..............................     None

   Maximum Sales Charge Imposed on Reinvested Dividends.......     None

   Redemption Fee for Shares held 90 days or less.............   2.00%
   (as a percent of amount redeemed)


   Wire Redemption Fee........................................ $15.00*


* There is a $15.00 fee for all wire redemptions of less than $10,000. This does not apply to IRA accounts.




Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)


   Management Fees*...........................................             0.78%
   Distribution and Service (12b-1) Fees......................             0.25%
   Other Expenses*............................................             0.42%
      Administration Fees.....................................    0.21%
   Acquired Fund Fees and Expenses**..........................             0.04%
                                                                           -----
   Total Annual Fund Operating Expenses*......................             1.49%


* The Fund's expense ratios for "Management Fees" and "Other Expenses" in the fee table above have been increased from the actual expense ratios for the fiscal year ended December 31, 2008 to reflect the negative impact on economies of scale resulting from lower assets under management. The Fund's expense ratio disclosed in the Financial Highlights section of this Prospectus shows the actual expense ratio for the fiscal year ended December 31, 2008, net of voluntary fee waivers by the Manager and the Fund's distributor. There is no guarantee that actual expenses will be the same as expenses shown in the fee table above.

** The Fund is required to disclose Acquired Fund Fees and Expenses ("AFFE") in the above fee table. AFFE are indirect fees that a fund incurs from investing in the shares of other funds ("Acquired Fund(s)"). The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund. AFFE are reflected in the Acquired Fund's net asset value.


Example

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other equity funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year       3 Years           5 Years           10 Years

                 $152        $471              $813             $1,779


II.   INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
      AND RELATED RISKS
-------------------------------------------------------------------------------
Investment Objectives

The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There can be no assurance that the Fund will achieve its investment objectives.

The investment objectives of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares. The investment strategies of the Fund may be changed without shareholder approval.

Principal Investment Strategies

The Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Fund will primarily invest in equity securities of domestic companies which the Manager believes to be undervalued or to represent special situations. An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.

Under normal circumstances the Fund will have more than 65% of its assets invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. The Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the Manager believes offer a significant opportunity for price appreciation.

Critical factors that will be considered in the selection of any securities in which the Fund may invest will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the Manager's analysis, the Fund may invest in financially troubled companies if the Manager has reason to believe that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow (defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends) will be considered attractive. Investment securities will also be assessed upon their earning power, stated asset value and off the balance sheet values. The Manager intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.

The Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances.

The Fund seeks to attain its investment objectives principally through investments in the following securities.

(i) Common Stock: The Manager intends to invest primarily in equity securities of domestic companies in order to seek to achieve the Fund's investment objectives. Since the Fund primarily contains common stocks of domestic issuers, an investment in the Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value.


(ii) United States Government Securities: The United States Government securities in which the Fund may invest include obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the United States Government.

(iii) Money Markets Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature. The money market funds seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share. The money market funds in which the Fund may invest may be affiliated with the Fund.


Defensive Position


     The Fund may take a defensive position when the Manager has determined that adverse business or financial conditions warrant such a position. When in a defensive position the Fund may remain uninvested or may invest temporarily without limit in rated or unrated debt securities, preferred stocks, repurchase agreements, shares of money market funds (which may be affiliated with the Fund) or in money market instruments.


     o Money market instruments for this purpose include obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars.

     o A repurchase agreement is an instrument under which the Fund purchases a United States Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate.

While taking a defensive position the Fund may not achieve its investment objectives.

Portfolio Turnover


Purchases and sales are made for the Fund whenever necessary, in the Manager's opinion, to meet the Fund's objectives. Portfolio turnover may involve the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs. The greater the portfolio turnover the greater the transaction costs to the Fund. This could have an adverse effect on the Fund's total rate of return. Greater portfolio turnover may also result in greater taxable distributions. The Fund will attempt to minimize portfolio turnover because it will not seek to realize profits by anticipating short-term market movements and intends to buy securities for long-term capital appreciation under ordinary circumstances.


Buy/Sell Decisions

The Fund's investment manager considers the following factors when buying and selling securities for the Fund: (i) the value of individual securities relative to other investment alternatives, (ii) trends in the determinants of corporate profits, (iii) corporate cash flow, (iv) balance sheet changes, (v) management capability and practices and (vi) the economic and political outlook.

Related Risks


Common stocks are especially susceptible to general stock market movements and to volatile changes in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Common stocks in which the Fund invests may decrease in value causing the value of an investment in the Fund to decrease. Recently the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the price of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. These market conditions add significantly to the risk of short-term volatility of the Fund.


In addition, while the Fund's strategy is not constrained by market capitalization, the Fund's investments may include common stocks of small and mid cap companies. Investments in small and mid cap companies may involve greater risk than investing in larger size companies. For example, small cap and mid cap companies rely on limited product lines, financial resources and business activities, making them more susceptible to adverse business events or economic downturns than larger companies. The securities of small cap and mid cap companies are also less liquid and more thinly traded than those of larger companies and are subject to greater price volatility. The securities of small cap and mid cap companies may also perform differently from the market as a whole and from other types of stocks.

Portfolio Holdings

A schedule of the Fund's complete portfolio holdings, current as of quarter-end, will be available on the Fund's website no earlier than 15 days after the end of each quarter. This information will remain available on the website at least until updated for the next quarter or until the Fund files with the Securities and Exchange Commission ("SEC") its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund's website at http://www.delafieldfund.com or by calling toll free at 800.221.3079. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information.

III. MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
-------------------------------------------------------------------------------

The Fund's investment manager is Reich & Tang Asset Management, LLC (the "Manager"). The Delafield Asset Management division of the Manager provides the investment advisory services to the Fund on behalf of the Manager. The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of March 31, 2009, Reich & Tang Asset Management, LLC was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $13.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of sixteen portfolios of registered investment companies, of which it acts as administrator for eleven. The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

Mr. J. Dennis Delafield and Mr. Vincent Sellecchia are primarily responsible for the day-to-day investment management of the Fund. Mr. Delafield is Chairman and Director of the Fund and is a Managing Director of the Manager. Mr. Sellecchia is President of the Fund and a Managing Director of the Manager. Both Mr. Delafield and Mr. Sellecchia have been associated with the Manager in an investment advisory capacity since September 1991. The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Fund.


Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages the Fund's portfolio of securities and makes the decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. Under the Investment Management Contract, the Fund will pay a management fee at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; 0.70% on the next $500 million of net assets of the Fund; and 0.65% on all net assets of the Fund over $1 billion. For the fiscal year ended December 31, 2008, the Fund paid the Manager a management fee equal to 0.77% per annum of the Fund's average daily net assets. The management fees are accrued daily and paid monthly. A discussion regarding the basis for the Board of Directors approving the continuance of the Investment Management Contract is available in the Fund's semi-annual report for the period ending June 30, 2008.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund's operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract. The Manager also provides the Fund with the personnel to perform all other clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager a fee equal to 0.21% per annum of the Fund's average daily net assets. For the fiscal year ended December 31, 2008, the Fund paid the manager a fee for administrative services equal to 0.19% per annum of the Fund's average daily net assets.


The Manager, at its discretion, may voluntarily waive all or a portion of the management and administrative services fees. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares.

IV. SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, except for a redemption fee imposed on shares held for 90 calendar days or less. All transactions in Fund shares are processed through Reich & Tang Services, Inc., the Fund's transfer agent (the "Transfer Agent"), who accepts orders for purchases and redemptions from Participating Organizations (see "How to Purchase and Redeem Shares" for a definition of Participating Organizations) and from investors directly.

Pricing of Fund Shares

The Fund determines the net asset value ("NAV") of the shares of the Fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 PM, Eastern time) on each day that the NYSE is open for business (a "Fund Business Day"). It is expected that the NYSE will be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund calculates its net asset value by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. Purchases and redemptions will be processed at the time of determination of net asset value next following the receipt of any purchase or redemption order.

The Fund generally values short-term fixed income and money market securities with remaining maturities of 60 days or less at amortized cost. Securities for which market quotations are readily available are valued at their current market value, as determined by such quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies and procedures established by the Board of Directors. In determining fair value, the Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon the security's current sale. With respect to securities that are actively traded on U.S. exchanges, the Fund expects that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The value of any shares of open-end funds held by the Fund will be calculated using the NAV of such funds. The prospectuses for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effects of using fair value pricing.

How to Purchase and Redeem Shares

Investors who have accounts with Participating Organizations may invest in the Fund through their Participating Organizations in accordance with the procedures established by the Participating Organizations and are referred to as Participant Investors. "Participating Organizations" include securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into agreements with the Fund's distributor with respect to investment of their customer accounts in the Fund. Investors who have accounts with Participating Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly and will not receive the benefit of the servicing functions performed by a Participating Organization.

The minimum initial investment in the Fund is $5,000. The minimum initial investment requirement may be waived subject to the discretion of the Fund. There is no minimum amount for subsequent purchases. The minimum initial investment for an Individual Retirement Account is $250.

The Fund will normally have its assets invested as is consistent with the investment objectives of the Fund. The Fund reserves the right to reject any purchase order. In addition, the Fund does not accept cash and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashiers' checks or similar instruments) and certain other forms of payment, at its discretion.

Shares are issued as of the close of regular trading on the NYSE, on any Fund Business Day on which an order for the shares and accompanying payment are received, in accordance with the Fund's policies, by the Fund's transfer agent before the close of regular trading on the NYSE.

There is no redemption charge (except on shares held for 90 calendar days or less), no minimum period of investment and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or bank wire. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

The date of payment upon redemption generally may not be postponed for more than seven days after shares are tendered for redemption, and the right of redemption may not be suspended, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before the close of regular trading on the NYSE, on any Fund Business Day become effective at the close of regular trading on the NYSE that day.

The Fund and its agents reserve the right to "freeze" or "block" (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of "blocked" entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.


The Fund reserves the right to redeem all the shares in an account (with the exception of IRAs) if the net asset value of all the remaining shares in the account after a withdrawal is less than $500. Written notice of any such mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed. During the notice period a shareholder may avoid mandatory redemption by purchasing sufficient additional shares to increase his total net asset value to at least $500. The Fund may also elect to impose a monthly service charge of $10 on accounts that fall below $500 after a withdrawal instead of redeeming such shares, which does not require prior written notice.


For Participant Investor accounts, notice of a proposed mandatory redemption will be made to the appropriate Participating Organization only. The Participating Organization will be responsible for notifying the Participant Investors of the proposed mandatory redemption.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder's account if the Fund and its agents are unable to verify the shareholder's identity within a reasonable time after the shareholder's account is opened. If the Fund closes a shareholder's account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Investments Through Participating Organizations

When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to Participant Investors showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement and
(iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends and distributions paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the total return to investors who invest through Participating Organizations may be less than by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Certain qualified Participating Organizations may transmit an investor's purchase or redemption order to the Fund's transfer agent after the close of regular trading on the NYSE on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before the close of regular trading on the NYSE on that day. The investor will then receive the net asset value of the Fund's shares determined as of the close of regular trading on the NYSE on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

Direct Purchase and Redemption Procedures

The following purchase and redemption procedures apply to investors who wish to invest in the Fund directly. These investors may obtain the Fund application necessary to open an account by telephoning the Fund at either 212.830.5341 or toll free at 800.221.3079.

All shareholders will receive from the Fund a quarterly statement listing the total number of shares of the Fund owned as of the statement closing date, purchases and redemptions of shares of the Fund during the quarter covered by the statement and the dividends and distributions paid on shares of the Fund during the statement period (including dividends and distributions paid in cash or reinvested in additional shares of the Fund). Certificates for Fund shares will not be issued to investors.

Initial Purchase of Shares

Mail and Personal Delivery

Investors may send or personally deliver a check made payable to "Delafield Fund, Inc." along with a completed Fund application to:

    Delafield Fund, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020

Checks are accepted subject to collection at full value in United States currency. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20 fee for each returned check.

Bank Wire

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at 212.830.5341 or toll free at 800.221.3079 to obtain the Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at 212.315.1112. The original Fund application and documentation should then be mailed to the address specified under "Mail and Personal Delivery." The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

    Bank of New York Mellon
    ABA #021000018
    Reich & Tang Funds
    DDA #8900403519
    For Delafield Fund, Inc.
    Account of (Investor's Name)
    Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor's bank for transmitting the money by bank wire. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m., Eastern time, on a Fund Business Day will be treated as a payment received on that day.

Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $50) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran's, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Death or legal incapacity will automatically terminate your participation in the Privilege. Further, the Fund may terminate your participation in the Privilege upon 30 days' notice to you.

Subsequent Purchases of Shares

Subsequent purchases can be made by
personal delivery or by bank wire, as
indicated above, or by mailing a check
to:

    Delafield Fund, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020

All payments should clearly indicate the shareholder's account number.

Provided that the information on the Fund application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the calendar year the shareholder's account is closed or during the following calendar year.

Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with the next determination of net asset value per share of the Fund following receipt by the Fund's transfer agent of the redemption order (and any supporting documentation which the Fund's transfer agent may require). Normally, payment for redeemed shares is made on the next Fund Business Day. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.

A shareholder's original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his/her signature and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's transfer agent's standards and procedures.

In accordance with the Fund's frequent trading policies and procedures (see below under "Frequent Trading"), the Fund assesses a 2.0% fee on the redemption of shares held 90 calendar days or less. Redemption fees will be paid to the Fund to help offset transaction costs. The fee does not apply to (i) any shares purchased through reinvested distributions (dividends and capital gains), (ii) shares redeemed as part of the Systematic Withdrawal Plan, (iii) involuntary redemptions imposed by the Fund or its agents; (iv) shares maintained through certain employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Fund as an investment vehicle, and (v) shares purchased through certain intermediaries that charge an overall fee on client accounts that hold such shares through "wrap accounts." The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

If your shares are held through a Participating Organization in an omnibus account, the Fund generally relies on the Participating Organization to assess the redemption fee on underlying shareholder accounts. Certain Participating Organizations may apply different or additional redemption fees or waivers to accounts held with them. If you purchase shares of the Fund through a Participating Organization, you should contact your Participating Organization or refer to the materials provided by your Participating Organization for more information on whether and to what extent the redemption fee will be applied to redemptions of shares you hold through the Participating Organization.


The Fund will use the first-in, first-out (FIFO) method to determine the 90 calendar day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is 90 calendar days or less, the redemption fee will be assessed. In determining "90 calendar days" the first day after a purchase of shares will be day one of the holding period for such shares. Thus, shares purchased on May 1, 2009, for example, will be subject to the fee if they are redeemed on or prior to July 30, 2009. If they are redeemed on or after July 31, 2009, the shares will not be subject to the redemption fee. The redemption fee will be applied on redemptions of each investment made by a shareholder for shares held in the Fund for 90 calendar days or less from the date of purchase.


Written Requests

Shareholders may make a redemption in any amount by sending a written request to:

    Delafield Fund, Inc.
    c/o Reich & Tang Funds
    600 Fifth Avenue - 8th Floor
    New York, New York 10020

All written requests for redemption must be signed by the shareholder and signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization. The redemption proceeds are normally paid by check and mailed to the shareholder of record.

Systematic Withdrawal Plan

Any shareholder who owns shares of the Fund may establish a Systematic Withdrawal Plan under which he/she offers to sell to the Fund, at net asset value, the number of full and fractional shares which will produce the monthly or quarterly payments specified (minimum $50 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this plan should consult their tax advisers.

Shareholders wishing to utilize this plan may do so by completing an application which may be obtained by writing or calling the Fund. No additional charge to the shareholder is made for this service.

Telephone


The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption will be sent to the shareholder at their address of record or to their bank account as set forth in the Fund application or in a subsequent signature guaranteed written authorization. For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee. This does not apply to IRA accounts. Redemptions following an investment by check will not be processed until the check has cleared, which could take up to 15 days after investment. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service, and thus shareholders risk possible loss of dividends in the event of a telephone redemption which was not authorized by them. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption requests. The failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.


A shareholder making a telephone withdrawal should call the Fund at 212.830.5341 or toll free at 800.221.3079 and state (i) the name of the shareholder appearing on the Fund's records; (ii) the shareholder's account number with the Fund;
(iii) the amount to be withdrawn; (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address of record; and (v) the name of the person requesting the redemption. Usually, the proceeds are sent to the designated bank account or address of record on the next Fund Business Day after the redemption is processed. The Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

Retirement Plans and Coverdell Education Savings Accounts

A shareholder may invest their shares in a "Traditional" Individual Retirement Account ("IRA") or a "Roth" IRA. The application for either investment may be obtained from the Transfer Agent. The minimum investment required to open an IRA for investment in shares of the Fund is $250. There is no minimum for additional investments in an IRA. Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or HR 10 plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans", which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans.

Under the Internal Revenue Code of 1986, as amended (the "Code"), individuals may make wholly, partly, or non-tax deductible traditional IRA contributions of up to $5,000 annually (married individuals filing joint returns may each contribute up to $5,000 ($10,000 in the aggregate), even where one spouse is not working, if certain other conditions are met), depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. If you are age 50 or older, you may make wholly, partly, or non-tax deductible traditional IRA contributions of up to $6,000 annually (married individuals filing jointly may contribute up to $11,000 if one spouse is 50 years of age or older or $12,000 if both spouses are 50 years of age or older). Dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code.

Investors satisfying statutory income level requirements may make non-deductible contributions of up to $5,000 annually to a Roth IRA. If you are 50 years of age or older, you may make non-deductible contributions of up to $6,000 annually to a Roth IRA. Distributions from a Roth IRA are not subject to tax if a statutory five-year holding period requirement is satisfied and if the distributions are made (i) on or after the owner attains age 59 1/2, (ii) to a beneficiary or the estate of the owner on or after the owner's death, (iii) due to the owner becoming disabled, or (iv) for certain first-time home purchases. If you contribute to both a traditional IRA and a Roth IRA, the combined contribution limit is $5,000 ($6,000 if you are 50 years of age or older).

The Fund also makes available Coverdell education savings accounts ("Coverdell ESAs") which permit eligible individuals satisfying certain statutory income level requirements to make non-deductible contributions of up to $2,000 per year per beneficiary under 18 years old or a special needs beneficiary, depending on the individual's income level. Distributions from a Coverdell ESA are generally excluded from the beneficiary's income when used for qualified higher education expenses and certain qualified elementary and secondary education expenses. Consult your tax adviser.

Investors should be aware that they may be subject to additional tax penalties on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Fund's transfer agent at 600 Fifth Avenue - 8th Floor, New York, New York 10020, 212.830.5341, or toll free at 800.221.3079.

Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their shares in the Fund for Class B shares (or other appropriate class of shares, as applicable) of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. Currently the exchange privilege program has been established between the Fund and California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Income Fund, Florida Daily Municipal Income Fund, New Jersey Daily Municipal Income Fund, Inc. and New York Daily Tax Free Income Fund, Inc. For an exchange of an IRA, the exchange privilege only applies to the Investor Class Shares of the Money Market Portfolio of Daily Income Fund. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

The Fund will provide shareholders with 60 days' written notice prior to any modification or discontinuance of the exchange privilege. An exchange of shares in the Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and will result in a shareholder realizing a taxable gain or loss for federal income tax purposes.

There is no charge for the exchange privilege or limitation as to frequency of exchanges. However, a 2% redemption fee is charged on shares held 90 calendar days or less. The minimum amount for an exchange is $1,000, except that shareholders who are establishing a new account with an investment company through the exchange privilege must insure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Shares are exchanged at their net asset value. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Before making an exchange, the investor should review the current prospectus of the investment company into which the exchange is being made. Prospectuses may be obtained by contacting the Fund's transfer agent at the address or telephone number listed on the cover of this Prospectus.

Instructions for exchange may be made in writing to the Transfer Agent at the appropriate address listed herein or, for shareholders who have elected that option, by telephone. The Fund reserves the right to reject any exchange request.

Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading ("frequent trading") of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to their money market funds. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund's portfolio securities and the reflection of that change in the fund's share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund's portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

In addition, while the Fund has no present intention to invest a significant portion of its assets in foreign securities, to the extent that it does invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, market timers who attempt this type of price arbitrage may dilute the value of the Fund's shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, the Fund has procedures designed to adjust closing market prices of foreign securities before the Fund calculates its NAV when it believes such an event has occurred. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage. The risk of price arbitrage also exists with thinly-traded securities in the United States, such as some small cap equity securities. Such securities are typically less liquid and more thinly-traded that securities of large capitalization issuers. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security trades again in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of the Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution of the value of the Fund's shares. The Fund may employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.

Shareholders seeking to engage in frequent trading may employ a variety of strategies to avoid detection and despite the efforts of the Fund, there is no guarantee that the Fund's procedures will in fact be able to identify all frequent trading or that such activity can be completely eliminated. The ability of the Fund and its agents to detect and curtail frequent trading practices is limited by operational systems and technological limitations. For example, a significant portion of the assets in the Fund may be invested by financial intermediaries on behalf of their clients, often in omnibus accounts where individual shareholder investments are aggregated by the intermediary and a single account is opened with the Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information. When a financial intermediary maintains an omnibus account with the Fund, the identity of the particular shareholders that make up the omnibus account is often not known to the Fund.

The Fund does not always know and cannot always reasonably detect frequent trading which may occur or be facilitated by financial intermediaries, particularly with regard to trading by shareholders in omnibus accounts. There may exist multiple tiers of omnibus accounts within a financial intermediary, which may further compound the difficulty to the Fund and its agents of detecting frequent trading in omnibus accounts. In addition, some financial intermediaries, particularly with respect to group retirement plans, do not have the ability to apply the Fund's frequent trading policies and procedures to the underlying shareholders investing in the Fund, either because they do not have the systems capability to monitor such trades or they do not have access to relevant information concerning the underlying accounts. In these cases, the Fund will not be able to determine whether frequent trading by the underlying shareholders is occurring. Accordingly, the ability of the Fund to monitor and detect frequent trading through omnibus accounts is extremely limited, and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading through omnibus accounts or to curtail such trading. In seeking to identify and prevent frequent trading in omnibus accounts, the Fund will consider the information that is actually available to them at the time and attempt to identify suspicious trading patterns on the omnibus account level.

As indicated above under "How to Purchase and Redeem Shares" and under "Exchange Privilege" the Fund reserves the right to refuse any purchase or exchange order for its shares for any reason, including transactions deemed by the Fund to represent frequent trading activity. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Dividends, Distributions and Tax Consequences

The Fund has elected to be treated as and intends to continue to qualify annually as a regulated investment company under the Code. By qualifying, the Fund generally will not be subject to federal income tax to the extent that it distributes its investment company taxable income and net capital gains in the manner required under the Code.


The Fund intends to distribute each year substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). The Fund will normally pay dividends semi-annually. Generally, under current law, dividends from net investment income will be taxed as ordinary income, and may be treated as qualified dividend income eligible for the maximum federal income tax rate of 15% for individuals if derived from the Fund's qualified dividend income and certain holding period requirements are satisfied by both the Fund and you. Distributions of net realized short-term gains generally are taxable as ordinary income, which is taxed at a maximum federal rate of 35%. A portion of the ordinary income dividends paid by the Fund may qualify for the dividends-received deduction available to corporations. Long-term capital gains distributions are not eligible for the dividends-received deduction. Corporate shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends-received deduction. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 45 days during the 90 day period beginning 45 days before a share of the Fund becomes ex-dividend with respect to such dividend. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness. The Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). Capital gains distributions designated as capital gains dividends by the Fund within 60 days after the close of its taxable year are taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held its stock. Under current law, capital gain dividends are generally taxable at a maximum federal rate of 15% for individual shareholders.


You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares of the Fund at the next determined net asset value, but you will be subject to tax in the manner described herein even if you choose to have your dividends and distributions reinvested in additional shares. If you make no election the Fund will make the distribution in shares. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.


You will recognize a gain or loss when you sell shares of the Fund. The gain or loss is the difference between the proceeds of the sale (the net asset value of the Fund on the date of the sale times the number of shares sold) and your adjusted tax basis for the shares sold. Any loss realized on a taxable sale of shares within six months of the purchase will be treated as a long-term capital loss to the extent of any net capital gain distributions with respect to the shares. If you sell shares of a fund at a loss and purchase shares of the same fund within 30 days before or after the sale, a deduction for the loss is generally disallowed.


If the Fund acquires futures contracts, forward contracts, and options on futures contracts, special tax rules may affect whether gains and losses from such transactions are considered to be short-term or long-term and may have the effect of deferring losses and/or accelerating the recognition of gains or losses.

Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of those shares will have the effect of reducing the net asset value of the shares by the amount of the distribution. Furthermore, such dividend or distribution, although in effect a return of capital, is subject to applicable taxes (to the extent that the investor is subject to taxes) regardless of the length of time the investor may have held the stock.

The Fund may be required to withhold for federal income tax ("backup withholding") at a current rate of 28% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number, to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's ultimate federal income tax liability if proper documentation is provided.

If the Fund invests in securities of foreign issuers, it may be subject to withholding and other similar income taxes imposed by a foreign country.


Notice as to the tax status of your dividends and distributions is mailed to you annually. You also will receive periodic summaries of your account. Dividends and distributions may be subject to state and local taxes. Dividends paid or credited to accounts maintained by non-resident shareholders may also be subject to U.S. non-resident withholding taxes. You should consult your tax adviser regarding specific questions as to federal, foreign, state and local income and withholding taxes. Investors should also review the information regarding taxes in the Statement of Additional Information.


V. DISTRIBUTION ARRANGEMENTS
-------------------------------------------------------------------------------

Rule 12b-1 Fees

Investors do not pay a sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and for the provision of servicing to shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund's Board of Directors has adopted a Rule 12b-1 distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Natixis Distributors, L.P. (the "Distributor") have entered into a Distribution Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and provides servicing to shareholders and receives a fee of 0.25% per annum of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Distributor, at its discretion, may voluntarily waive all or a portion of the annual 12b-1 fee. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations. As agent for the Fund, the Distributor solicits orders for the purchase of the Fund's shares.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits for the following purposes: (i) to pay the costs of and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons, in connection with the distribution of the Fund's shares. The Distributor, which is an affiliate of the Manager, may also make payments from time to time from its own resources, which may include the fee it receives under the Distributor Agreement and past profits, for the purposes enumerated above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract or Administrative Services Contract in effect for that year or under the Distribution Agreement in effect for that year.

The Distributor or an affiliate may, out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan) and without additional cost to the Fund or its shareholders, provide additional cash payments or non-cash compensation to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments may be referred to as "revenue sharing" but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency, distribution services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Participating Organization. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. Payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs; however, the payments are not made strictly for the purpose of achieving such inclusion. Payments may also vary based on net sales, the length of time assets of a Participating Organization's clients have remained in the Fund, or other factors. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund's Statement of Additional Information.

VI. FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

This financial highlights table is intended to help you understand the financial performance of the shares of the Fund for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

                                                                     Years Ended
                                                                     December 31,
                                             -------------------------------------------------------------
                                               2008         2007         2006         2005         2004
                                             --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......     $ 24.33      $ 25.64      $ 23.63      $ 25.21      $ 23.17
                                             --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income (loss).........        0.07         0.16         0.19         0.03        (0.02)
Net realized and unrealized
   gains (losses) on investments........       (9.23)        1.10         4.64         1.49         4.84
                                             --------     --------     --------     --------     --------
Total from investment operations........       (9.16)        1.26         4.83         1.52         4.82
                                             --------     --------     --------     --------     --------
Redemption fees received................        0.00(a)      0.01         0.00(a)      0.00(a)      0.00(a)
                                             --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income.       (0.07)       (0.16)       (0.19)       (0.03)         --
   Distributions from net realized gains
       on investments...................       (0.00)(a)    (2.42)       (2.63)       (3.07)       (2.78)
                                             --------     --------     --------     --------     --------
Total distributions.....................       (0.07)       (2.58)       (2.82)       (3.10)       (2.78)
                                             --------     --------     --------     --------     --------
Net asset value, end of year............     $ 15.10      $ 24.33      $ 25.64      $ 23.63      $ 25.21
                                             ========     ========     ========     ========     ========
Total Return............................      (37.62%)       4.90%       20.38%        6.00%       20.85%
Ratios/Supplemental Data
Net assets, end of year (000's).........     $404,860     $656,999     $532,108     $372,467    $ 344,605
Ratios to average net assets:
   Expenses, net of fees waived (b).....        1.34%        1.28%        1.32%        1.33%        1.32%
   Net investment income (loss).........        0.35%        0.57%        0.82%        0.11%       (0.10%)
   Administration fees waived...........        0.02%         --           --           --           --
   Distribution and service fees waived.        0.04%        0.05%        0.08%        0.11%        0.14%
   Expenses paid indirectly.............        0.00%(c)     0.00%(c)     0.00%(c)     0.00%(c)      --
   Portfolio turnover rate..............          81%          61%          72%          71%          55%

(a)      Represents less than $0.01.
(b)      Includes expenses paid indirectly, if applicable.
(c)      Represents less than 0.01%.

Natixis Distributors, L.P. (the "Distributor") is a member of the Financial Industry Regulatory Authority ("FINRA"). As a service to investors, the FINRA has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the FINRA at 800.289.9999 or by visiting its website at www.FINRA.org.

The Distributor distributes the Delafield Fund, Inc. If you have a complaint concerning the Distributor or any of its representatives or associated persons, please direct it to Natixis Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston, MA 02116 or call 800.283.1155, Ext. 2828.

                                 PRIVACY POLICY
-------------------------------------------------------------------------------

We (1) do not disclose to third parties nonpublic personal information about current or former customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

--------------------

(1) For purposes of this notice the term "we" includes: the Delafield Fund, Inc., Reich & Tang Asset Management, LLC, Reich & Tang Services, Inc. and Natixis Distributors, L.P.

                       THIS IS NOT PART OF THE PROSPECTUS

A Statement of Additional Information (SAI) dated April 30, 2009, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain the SAI and the annual and semi-annual reports and other material incorporated by reference without charge by calling the Fund at 212.830.5341 or toll free at 800.221.3079. You may also obtain the SAI and the annual and semi-annual shareholder reports without charge by visiting the Fund's website at http://www.delafieldfund.com. To request other information about the Fund, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.551.8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0104.

Investment Company No. 811-8054

 Delafield Fund, Inc.
 600 Fifth Avenue
 New York, New York 10020
 800.221.3079

[GRAPHIC OMITTED] Delafield Fund Incorporated


Delafield Fund is distributed by Natixis Distributors, L.P.(member FINRA, SIPC) 399 Boylston Street, Boston, MA 02116, 800.862.4863

                                                                 DF4/09P
                                                                 48566

--------------------------------------------------------------------------------
 DELAFIELD FUND, INC.                       600 Fifth Avenue, New York, NY 10020
                                            (212) 830-5341
                                            (800) 221-3079 (Toll Free)
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2009
                      RELATING TO THE DELAFIELD FUND, INC.
                         PROSPECTUS DATED APRIL 30, 2009


This Statement of Additional Information (SAI) is not a Prospectus. The SAI expands upon and supplements the information contained in the current Prospectus of the Delafield Fund, Inc. (the "Fund"), and should be read in conjunction with the Fund's Prospectus.

A Prospectus may be obtained from any Participating Organization or by writing or calling the Fund toll free at (800) 221-3079. The audited Financial Statements of the Fund have been incorporated by reference into the SAI from the Fund's Annual Report. The Annual Report is available, without charge, upon request by calling the toll free number provided. The material relating to the purchase, redemption and pricing of shares has been incorporated by reference into the SAI from the Fund's Prospectus.


This SAI is incorporated by reference into the Fund's Prospectus in its entirety.

                                Table of Contents
------------------------------------------------------------------------------------------------------------

Fund History......................................... 2   Portfolio Managers............................ 15
Description of the Fund and Its Investments and           Brokerage Allocation and Other Practices...... 16
Risks................................................ 2   Capital Stock and Other Securities............ 17
Management of the Fund............................... 6   Purchase, Redemption and Pricing of Shares.... 18
Control Persons and Principal Holders of                  Taxation of the Fund.......................... 19
Securities.......................................... 10   Underwriters.................................. 21
Investment Advisory and Other Services.............. 10   Financial Statements.......................... 21
------------------------------------------------------------------------------------------------------------

I.  FUND HISTORY

The Fund was incorporated on October 12, 1993 in the state of Maryland.

II.  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is an open-end, diversified management investment company. The Fund's investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital. There can be no assurance that the Fund will achieve its investment objectives. Although not principal strategies, Reich & Tang Asset Management, LLC (the "Manager") may enter into the following types of transactions or invest in the following types of instruments as part of its investment strategies. The Delafield Asset Management division of the Manager ("Delafield") provides the investment advisory services to the Fund on behalf of the Manager.


(i) Common Stock: The Manager intends to invest primarily in equity securities of domestic companies in order to seek to achieve the Fund's investment objectives. Since the Fund primarily contains common stocks of domestic issuers, an investment in the Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value.

The economic crisis that began to unfold in 2007 continues to manifest itself in nearly all areas of the U.S. economy and has caused dramatic volatility in the financial markets, as well as a significant decrease in the value of many financial institutions, including, in general, a decrease in the value of stocks and bonds. The U.S. government has taken a number of measures to attempt to restore stability to the financial markets and to promote economic recovery. The measures have included various programs to stimulate economic activity, to reform regulatory oversight, to advance various social goals and to provide relief to businesses and individuals suffering from the effects of the economic crisis. There is no guarantee that any of these programs or other efforts will be successful and therefore there is no guarantee that the financial markets or stock and bond values will stabilize in the near future.

(ii) Warrants: The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Moreover, the value of a warrant does not necessarily change with the value of the underlying securities. Also, a warrant ceases to have value if it is not exercised prior to the expiration date.

(iii) Convertible Securities: The Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and generally entail less risk than the issuer's common stock.

(iv) Foreign Securities: Investments may be made in both domestic and foreign companies. While the Fund has no present intention to invest any significant portion of its assets in foreign securities, it reserves the right to invest not more than 15% of the value of its total assets (at the time of purchase and after giving effect thereto) in the securities of foreign issuers and obligors.


Investments in foreign companies involve certain considerations which are not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign stock markets have substantially less volume than the major U.S. markets and securities of some foreign companies may be less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. There may also be certain valuation issues relating to foreign securities (see "Purchase, Redemption and Pricing of Shares").

(v) Corporate Reorganizations: The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Manager, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Manager which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in process.


(vi) Money Market Instruments: The Fund may invest in "money market instruments," which include, among other things, obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars. Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by the Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

(vii) Investments in Other Investment Companies: The Fund may invest in other investment companies, which may be affiliated with the Fund. As a shareholder in any investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees.

(viii) Repurchase Agreements: When the Fund enters into a repurchase agreement, the Fund requires the continual maintenance of collateral (to be held by a custodian designated by the Fund, in a segregated account) in an amount equal to, or in excess of, the vendor's repurchase agreement commitment. The underlying securities are ordinarily U.S. Treasury or other governmental obligations or high quality money market instruments. In the event that a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income in selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System and other entities the Manager has determined are creditworthy.

(ix) Investment in Small Unseasoned Companies: The Fund may invest up to 5% of its total assets in small, less well known companies, which (including predecessors) have operated less than three years. The securities of such companies may have limited liquidity.


(x) Short Sales: The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high grade debt obligations. The Fund will also be required to deposit in a segregated account established and maintained with the Fund's custodian, liquid assets to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the security.


(xi) Restricted Securities: The Fund may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to certain exceptions, these securities are not readily marketable and are therefore considered illiquid securities. The price the Fund paid for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. The Fund will not invest more then 15% of the market value of its net assets in illiquid securities.

(xii) Lower Rated Securities: The Fund may invest in fixed-income securities, including those rated BB or lower by S&P or Ba or lower by Moody's, and unrated securities. Such securities are of below investment grade quality and are considered high yield, high risk securities, commonly known as junk bonds.


Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed unless approved by a majority of the outstanding shares of the Fund. The term "majority of the outstanding shares of the Fund" means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund may not:

(1) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.

(2) Borrow money. This restriction shall not apply to: (i) short-term credits from banks as may be necessary for the clearance of purchases and sales of securities, and (ii) borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

(3) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

(4) Invest more than 25% of its assets in the securities of issuers in any single industry.

(5) Purchase or otherwise acquire interests in real estate, real estate mortgage loans, commodities or commodity contracts, or interest in oil, gas or other mineral exploration or development programs.

(6) Make loans, except through the purchase of debt securities, and by entry into repurchase agreements.

(7) Acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such illiquid securities.

(8) Invest in securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) further excepted as permitted by section 12(d) of the Investment Company Act of 1940, as amended (the "40 Act").

(9) Pledge, mortgage, assign or encumber any of the Fund's assets except to the extent necessary to secure a borrowing permitted by clause (2) made with respect to the Fund.

(10) Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

(11) Invest in puts, calls, straddles, spreads or combination thereof.

(12) Participate on a joint or a joint and several basis in any securities trading account.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

Disclosure of Portfolio Holdings

The Fund's Board of Directors has adopted the Manager's policies and procedures relating to the disclosure of Fund portfolio holdings information (the "Policy"). The Policy prohibits the disclosure of portfolio holdings unless: (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer ("CCO") of the Fund has authorized such disclosure; (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information); (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Directors; (4) the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund. The Manager shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of such Fund. Any disclosure made pursuant to Item 5 above is reported to the Board at the next quarterly meeting. This Policy may change at any time without prior notice to shareholders.

Subject to the Fund's policies described in Item 2 above, the Manager and/or the Fund maintains ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Fund's portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type) may be provided:

Entity and Type of Information              Frequency                  Lag Time
------------------------------              ---------                  --------

Investment Company Institute
(information derived from the portfolio)    Monthly                    10 business day lag


Fact Set                                    Daily                       1 business day lag


In addition, portfolio holdings information may be provided to the Fund's service providers on an as-needed basis in connection with the services provided to the Fund by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Fund's portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, financial printers, proxy voting service providers and broker-dealers who are involved in executing portfolio transactions on behalf of the Fund. Portfolio holdings information may also be provided to the Fund's Board of Directors.

The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided. Neither the Fund nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund's portfolio holdings by individuals or entities in possession of such information.

III.  MANAGEMENT OF THE FUND

The Fund's Board of Directors, which is responsible for the overall management and supervision of the Fund, employs the Manager to serve as investment manager of the Fund. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full time to the affairs of the Fund.


The Board has an Audit Committee that meets at least annually to assist the Board in selecting, overseeing and setting the compensation of the Fund's independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit or non-audit services performed by the independent registered public accounting firm for the Fund and for pre-approving certain non-audit services performed by the independent registered public accounting firm for the Manager and certain control persons of the Manager. The Audit Committee also meets with the Fund's independent registered public accounting firm to review the Fund's financial statements and to report on its findings to the Board, and to provide the independent registered public accounting firm the opportunity to report on various other matters. The members of the Audit Committee are Edward A. Kuczmarski, Dr. W. Giles Mellon, Robert Straniere and Dr. Yung Wong. The Audit Committee met five times during the fiscal year ended December 31, 2008.

The Board has also formed a Nominating Committee comprised of Edward A. Kuczmarski, Dr. W. Giles Mellon, Robert Straniere and Dr. Yung Wong to whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act, of the Fund is committed. The Nominating Committee did not meet during the fiscal year ended December 31, 2008. Nominees recommended by shareholders are considered by the Nominating Committee to the extent required by applicable law.


The following table shows the Directors and Executive Officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 600 Fifth Avenue, New York, New York 10020.


                       Directors and Officers Information
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
    Name, Address,      Position(s)    Term of                 Principal Occupation(s)               Number of        Other
       and Age           Held with     Office                        During Past                    Portfolios    Directorships
                           Fund     and Length of                      5 Years                        in Fund        held by
                                    Time Served (1)                                                   Complex        Director
                                                                                                    Overseen by
                                                                                                     Director
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Disinterested Directors:

---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Edward A. Kuczmarski,    Director     Since 2006   Certified Public Accountant and Partner of      Director/Trustee Trustee of
Age 59                                             Hays & Company LLP since 1980.                     of ten        the Empire
                                                                                                    Portfolios     Builder Tax
                                                                                                                    Free Bond
                                                                                                                     Fund and
                                                                                                                   Director of
                                                                                                                    ISI Funds
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Dr. W. Giles Mellon,     Director     Since 1993   Professor Emeritus of Business Administration   Director/Trustee    None
Age 78                                             in the Graduate School of Management, Rutgers      of nine
                                                   University with which he has been associated     Portfolios
                                                   since 1966.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Robert Straniere, Esq.,  Director     Since 1993   Owner, Straniere Law Firm since 1980, New York  Director/Trustee Director of
Age 68                                             State Assemblyman from 1981 to 2004 , Partner,     of nine       Sparx Japan
                                                   Hantor-Davidoff Law Firm since May, 2006,        Portfolios         Funds
                                                   Partner, Gotham Global Group since June 2005.
                                                   President of NYC Hot Dog Co. since November
                                                   2005. Counsel at Fisher, Fisher & Berger from
                                                   1995 to 2006.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Dr. Yung Wong,           Director    Since 1993    Managing Director of Abacus Associates, an      Director/Trustee Director of
Age 70                                             investment firm, since 1996.                       of nine       KOAH, Inc.,
                                                                                                    Portfolios    Director of the
                                                                                                                   Senior Network
                                                                                                                  and Director of
                                                                                                                    Terion, Inc.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Interested Director/Officers:
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
J. Dennis Delafield,   Chairman and  Since 1993    Managing Director of Reich & Tang Asset              One            None
Age 73                  Director(2)                Management, LLC (the "Manager") since 1991.
                                                   Mr. Delafield is the Chief
                                                   Executive Officer and a
                                                   Portfolio Manager/Analyst for
                                                   the Delafield division of the
                                                   Manager and has been
                                                   associated with the Manager
                                                   in an investment advisory
                                                   capacity since December 1991.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Mia Bottarini,             Vice       Since 2008   Vice President of the Manager. Ms. Bottarini         N/A            N/A
Age 42                   President                 is also Vice President and Assistant Treasurer
                            and                    of seven other funds in the Reich & Tang
                         Assistant                 Complex.  Ms. Bottarini has been associated
                         Treasurer                 with the Manager and its predecessors since
                                                   June 1984.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Christopher                Chief      Since 2007   Senior Vice President, Chief Compliance              N/A            N/A
Brancazio,              Compliance                 Officer and AML Officer of the Manager since
Age 43                    Officer                  September 2007.  Mr. Brancazio is also Chief
                          and AML                  Compliance Officer and AML Officer of seven
                          Officer                  other funds in the Reich & Tang Fund Complex.
                                                   From February 2007 to August 2007, Mr.
                                                   Brancazio was a Compliance Officer at Bank of
                                                   New York Asset Management. From March 2002 to
                                                   February 2007 Mr. Brancazio served as Vice
                                                   President, Chief Compliance Officer, and AML
                                                   Officer of Trainer Wortham & Co. Inc., and the
                                                   Trainer Wortham Mutual Funds.  Mr. Brancazio
                                                   also serves as Senior Vice President, Chief
                                                   Compliance Officer and AML Officer of Reich &
                                                   Tang Services, Inc. and Reich & Tang
                                                   Distributors, Inc.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Richard De Sanctis,        Vice       Since 2005   Executive Vice President and Chief Operating         N/A            N/A
Age 52                   President                 Officer of the Manager.  Associated with the
                                                   Manager since 1990. Mr. De Sanctis is also
                                                   Vice President of seven other funds in the
                                                   Reich & Tang Fund Complex. Executive Vice
                                                   President, Chief Financial Officer and
                                                   Director of Reich & Tang Services, Inc.  and
                                                   Executive Vice President, Chief Financial
                                                   Officer and Chief Operating Officer Reich &
                                                   Tang Distributors, Inc. Prior to December
                                                   2004, Mr. De Sanctis was Treasurer and
                                                   Assistant Secretary of eleven funds in the
                                                   Reich & Tang Fund Complex and Vice President,
                                                   Treasurer and Assistant Secretary of Cortland
                                                   Trust, Inc.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------

                                      -7-

---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Chris Gill,                Vice       Since 2008   Senior Vice President and Assistant Secretary        N/A            N/A
Age 44                   President                 of the Manager.  Mr. Gill has been associated
                                                   with the Manager and its predecessors since
                                                   February 1994.  Mr. Gill is also Vice
                                                   President of seven other funds in the Reich &
                                                   Tang Complex.   Mr. Gill is also a Senior Vice
                                                   President and Director of Reich & Tang
                                                   Services, Inc. and Reich & Tang Distributors,
                                                   Inc.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Joseph Jerkovich,        Treasurer   Since 2008    Senior Vice President and Chief Financial            N/A            N/A
Age 41                      and                    Officer of the Manager and of Reich & Tang
                         Assistant                 Services, Inc.  Associated with the Manager
                         Secretary                 since September 2004.  Mr. Jerkovich is
                                      2007-2008    Treasurer and Assistant Secretary of seven
                           Vice                    other funds in the Reich & Tang Fund Complex.
                         President                 From 2007 to 2008 Mr. Jerkovich was Vice
                                                   President of eight Funds in the Reich & Tang
                                                   Fund Complex.  Mr. Jerkovich was Vice
                                                   President and Chief Investment Officer at
                                                   Winklevoss Consulting from May 2002 to June
                                                   2004.  Mr. Jerkovich is also Senior Vice
                                                   President and Controller of Reich & Tang
                                                   Distributors, Inc.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Cleo Kotis,                Chief     Since 2005    Vice President of the Manager. Ms. Kotis is          N/A            N/A
Age 33                  Operations                 also Chief Operations Officer and Vice
                          Officer                  President of the Delafield division of the
                                                   Manager.  Ms. Kotis has been associated with
                           Vice      Since 2001    Delafield and the Manager since 1993.
                         President
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Michael Lydon,          Principle    Since 2007    Executive Vice President of the Manager and          N/A            N/A
Age 45                  Executive                  President and Chief Executive Officer of the
                         Officer                   Mutual Funds division of the Manager since
                                                   January 2005.  Mr. Lydon was Vice President at
                          Vice                     Automatic Data Processing from July 2000 to
                        President   2005 to 2007   December 2004.  Mr. Lydon is President and
                                                   Director/Trustee of five funds in the Reich &
                                                   Tang Fund Complex, President of New York Daily
                                                   Tax Free Income Fund, Inc., and President and
                                                   Chief Executive Officer of Tax Exempt Proceeds
                                                   Fund, Inc.  Mr. Lydon also serves as
                                                   President, Chief Executive Officer and
                                                   Director for Reich & Tang Services, Inc., and
                                                   Executive Vice President and Director of Reich
                                                   & Tang Distributors, Inc.  Prior to 2007, Mr.
                                                   Lydon was Vice President of twelve Funds in
                                                   the Reich & Tang Fund Complex..
---------------------- ----------------------------------------------------------------------------------------------------------
Christine Manna,        Secretary    Since 2007    Vice President and Assistant Secretary of the        N/A            N/A
Age 39                                             Manager. Associated with the Manager since
                                                   June 1995.   Ms. Manna is also Secretary of
                                                   seven other funds in the Reich & Tang
                                                   Complex.  Ms. Manna is also Vice President and
                                                   Assistant Secretary of Reich & Tang Services,
                                                   Inc. and Reich & Tang Distributors, Inc.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Robert Rickard,           Vice       Since 2007    Senior Vice President of the Manager.                N/A            N/A
Age 39                  President                  Associated with the Manager since December
                                                   1991. Mr. Rickard is also Vice President of
                                                   seven other funds in the Reich & Tang
                                                   Fund Complex and is also Senior Vice
                                                   President of Reich & Tang Distributors, Inc.
---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------
Vincent Sellecchia,     President    Since 1993    Managing Director of the Manager since 1998.         N/A            N/A
Age 57                                             Associated with the Manager in an investment
                                                   advisory capacity since December 1991.  Mr.
                                                   Sellecchia is also Chief Investment Officer
                                                   and Chief Operating Officer of the Delafield
                                                   division of the Manager.

---------------------- ------------ -------------- ----------------------------------------------- -------------- ---------------

(1)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until their successor is elected and qualifies.

(2) J. Dennis Delafield is deemed an interested person of the Fund, as defined in the 1940 Act, due to his affiliation with the Manager.

The following table shows the dollar range of Fund shares beneficially owned by each director as of December 31, 2008:


Name of Director
----------------------------------------------- --------------------------------------- --------------------------------------------
Disinterested Directors:
----------------------------------------------- --------------------------------------- --------------------------------------------
Edward A. Kuczmarski                                      $10,001 - $50,000                          $10,001 - $50,000

Dr. W. Giles Mellon                                       $10,001 - $50,000                            Over $100,000

Robert Straniere                                          $50,001 - $100,000                         $50,001 - $100,000

Dr. Yung Wong                                               Over $100,000                              Over $100,000
----------------------------------------------- --------------------------------------- --------------------------------------------
Interested Director:
----------------------------------------------- --------------------------------------- --------------------------------------------
J. Dennis Delafield                                         Over $100,000                              Over $100,000
----------------------------------------------- --------------------------------------- --------------------------------------------


The Fund paid an aggregate remuneration of $62,000 to its directors with respect to the period ended December 31, 2008, all of which consisted of directors fees paid to the four disinterested directors, pursuant to the terms of the Investment Management Contract (See "Investment Advisory and Other Services" herein).


Directors of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $10,000 and a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. In addition, the Audit Committee chairman receives an additional annual fee of $1,000 and the Lead Independent Director receives an additional annual fee of $2,000, both fees paid quarterly. Directors who are affiliated with the Manager do not receive compensation from the Fund. (See "Compensation Table".)

                                               Compensation Table
---------------------------- ------------------ --------------------- -------------------- -------------------------
      Name of Person,            Aggregate           Pension or        Estimated Annual    Total Compensation from
         Position              Compensation     Retirement Benefits      Benefits Upon      Fund and Fund Complex
                               From the Fund     Accrued as Part of       Retirement          Paid to Directors*
                                                   Fund Expenses
---------------------------- ------------------ --------------------- -------------------- -------------------------
Edward, A. Kuczmarski,

Director                          $16,000                $0                   $0              $121,200 (8 Funds)
---------------------------- ------------------ --------------------- -------------------- -------------------------
Dr. W. Giles Mellon,              $14,000                $0                   $0               $94,100 (7 Funds)
Director
---------------------------- ------------------ --------------------- -------------------- -------------------------
Robert Straniere, Director        $15,000                $0                   $0               $98,069 (7 Funds)
---------------------------- ------------------ --------------------- -------------------- -------------------------
Dr. Yung Wong,                    $17,000                $0                   $0              $114,300 (7 Funds)
Director
---------------------------- ------------------ --------------------- -------------------- -------------------------

* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ending December 31, 2008. The parenthetical number represents the number of investment companies (including the Fund) from which such director receives compensation. A Fund is considered to be part of the same complex if, among other things, it shares a common investment adviser with the Fund.


Proxy Voting Policies

The Board of Directors has delegated responsibility to vote proxies to the Manager, subject to the Board's oversight. The Manager's proxy voting policies and procedures, attached as Appendix A to the Statement of Additional Information, are reviewed periodically, and accordingly are subject to change.

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the Securities and Exchange Commission ("SEC") on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 221-3079 and on the SEC's website (http//www.sec.gov).

Code of Ethics

The Fund, the Manager and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. These codes of ethics restrict the personal investing by certain access persons of the Fund in securities that may be purchased or held by the Fund to ensure that such investments do not disadvantage the Fund. These codes of ethics are filed as exhibits to the Fund's registration statement and instructions concerning how these documents can be obtained may be found on the back cover of the Fund's Prospectus.

IV.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


On March 31, 2009 there were 26,194,352 shares of the Fund outstanding. As of March 31, 2009, the amount of shares owned by all officers and directors of the Fund, as a group, was 5.02% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund's outstanding shares as of March 31, 2009:


Name and Address                                      % of Class                    Nature of Ownership


Charles Schwab and Company                              23.42%                            Record
Special Custody Account for the
Exclusive Benefit of Customers
101 Montgomery Street
Attn:  Mutual Funds
San Francisco,  CA  94104-4151

National Financial Services Corp.                       14.06%                            Record
Exclusive Benefit Of Our Customers
One World Financial Center
200 Liberty Street
Attn:  Mutual Fund 5th Floor
New York,  NY  10281-1003

Ameritrade                                               5.27%                            Record
P.O. Box 2226
Omaha, NE 68103-2226

Charles Schwab and Company Special Custody
Account for the Exclusive Benefit of Customers
101 Montgomery Street
Attn:  Mutual Funds                                      5.15%                            Record
San Francisco,  CA  94104-4151


V.  INVESTMENT ADVISORY AND OTHER SERVICES


The investment manager for the Fund is the Delafield Asset Management Division of Reich & Tang Asset Management, LLC, a Delaware limited liability company with principal offices at 600 Fifth Avenue, New York, New York, 10020. The Manager was as of March 31, 2009, investment manager, adviser, or sub-adviser with respect to assets aggregating in excess of $13.8 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of sixteen portfolios of registered investment companies, of which it acts as administrator for eleven. The Manager also advises high net worth individuals, private funds, pension trusts, profit-sharing trusts and endowments.

The Manager is a direct subsidiary of Natixis Global Asset Management, L.P. ("Natixis US"). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly or indirectly, by three large French financial services entities: Natixis, an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne; and Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 30, avenue Pierre Mendes France, 75013 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75015 Paris, France.

The fifteen affiliated asset management firms of Natixis Global Asset Management, L.P., collectively, have more than $214 billion in assets under management or administration as of December 31, 2008.

The Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, most recently approved the Investment Management Contract on June 5, 2008, for a term extending until June 30, 2009. The contract may be continued in force for successive twelve-month periods beginning each July 1, provided that such contract is approved by a majority vote of the Fund's outstanding voting securities or by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund. The Manager also provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund.

The Investment Management Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or by the Manager on sixty days' written notice, and will automatically terminate in the event of its assignment. The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.


Under the Investment Management Contract, the Fund will pay a management fee at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; 0.70% on the next $500 million of net assets of the Fund; and 0.65% on all net assets of the Fund over $1 billion. The fees are accrued daily and paid monthly. Any portion of the total fees received by the Manager may be used by the Manager to provide shareholder services and for distribution of Fund shares. For the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, the Manager received management fees as set forth in the table below:

                                            Management Fees
          Fiscal Year Ended                 Payable                      Waived           Paid
---------------------------------------- ------------------------ ----------------- -----------------

           December 31, 2008                $4,244,267                    $0           $4,244,267
---------------------------------------- ------------------------ ----------------- -----------------

           December 31, 2007                $5,081,616                    $0           $5,081,616
---------------------------------------- ------------------------ ----------------- -----------------
           December 31, 2006                $3,422,020                    $0           $3,422,020
---------------------------------------- ------------------------ ----------------- -----------------

The Fund's net assets at the close of business on December 31, 2008 totaled $404,859,901.

Pursuant to the Administrative Services Contract with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of accounting related services by The Bank of New York Mellon, the Fund's accounting agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives from the Fund a fee equal to 0.21% per annum of the Fund's average daily net assets. For the fiscal years ended December 31, 2008, December 31, 2007 and December 31, 2006, the Manager received the administrative fees as set forth in the table below:

                                     Administrative Fees
           Fiscal Year Ended         Payable                           Waived                    Paid
--------------------------------- --------------------------- ---------------------------- -----------------

           December 31, 2008                $1,160,780                  $97,473               $1,063,307

--------------------------------- --------------------------- ---------------------------- -----------------
           December 31, 2007                $1,411,985                    $0                  $1,411,985
--------------------------------- --------------------------- ---------------------------- -----------------
           December 31, 2006                 $923,166                     $0                   $923,166
--------------------------------- --------------------------- ---------------------------- -----------------

The Manager at its discretion may waive its rights to any portion of the management fee or the administrative services fee and may use any portion of these fees for purposes of shareholder and administrative services and for distribution of the Fund's shares. There can be no assurance that such fees will be waived in the future.

Additional expenses for shareholder services and distribution services provided by Participating Organizations to Fund shareholders may be compensated for by the Fund's distributor from its own resources which includes the fee it receives under the Distribution Agreement and by the Manager from its own resources which includes the management and/or administrative services fee and past profits. "Participating Organizations" include securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into agreements with the Fund's distributor with respect to investment of their customer accounts in the Fund.

Distribution and Service Plan

The Fund's distributor is Natixis Distributors, L.P. (the "Distributor"), a Delaware limited partnership with principal offices at 399 Boylston Street, Boston, Massachusetts 02116. Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund has entered into a Distribution Agreement with the Distributor.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and provides servicing to shareholders and receives a fee of 0.25% per annum of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations.


The following table provides the total fees paid by the Fund pursuant to the Plan and the manner in which payments were made pursuant to the Plan for certain types of activities for the fiscal year ended December 31, 2008:

------------------------------------------------------------------------ -------------------
Total fees paid by the Fund under the Plan:

                                                                              $1,175,922
------------------------------------------------------------------------ -------------------
Payments made by the Manager and Distributor to or on behalf of
Participating Organizations:                                                  $1,188,376
------------------------------------------------------------------------ -------------------
Breakdown of payments made pursuant to the Plan for certain types of activities:
------------------------------------------------------------------------ -------------------
    Advertising:                                                                  $0
------------------------------------------------------------------------ -------------------
    Printing and mailing of prospectuses to other than current
    shareholders:                                                               $5,126
------------------------------------------------------------------------ -------------------
    Compensation to underwriters:                                                 $0
------------------------------------------------------------------------ -------------------
    Compensation to broker-dealers:                                           $1,188,376
------------------------------------------------------------------------ -------------------
    Compensation to sales personnel:                                              $0
------------------------------------------------------------------------ -------------------
    Interest, carrying or other financing charges:                                $0
------------------------------------------------------------------------ -------------------
    Travel and entertainment for sales personnel:                                 $0
------------------------------------------------------------------------ -------------------
    Miscellaneous Expenses:                                                       $0
------------------------------------------------------------------------ -------------------



For the fiscal year ended December 31, 2008, the total amount spent pursuant to the Plan was 0.22% of the average daily net assets of the Fund, of which 0.21% of the average daily net assets was paid by the Fund to the Distributor, pursuant to the Distribution Agreement, and an amount representing 0.01% was paid by the Manager (which may be deemed an indirect payment by the Fund).


The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits for the following purposes: (i) to pay the costs of and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund's shares. The Distributor, which is an affiliate of the Manager, may also make payments from time to time from its own resources, which may include the fee it receives under the Distribution Agreement and past profits, for the purposes enumerated above. The Distributor will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract or Administrative Services Contract in effect for that year or under the Distribution Agreement in effect for that year.

The Distributor or an affiliate may, out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), and without additional cost to the Fund or its shareholders provide additional cash payments or non-cash compensation to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers' assets in the Fund. These payments may be referred to as "revenue sharing," but do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services, marketing support and/or access to sales, meetings, sales representatives and management representatives of the Participating Organization. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating

Organization to the Manager and its affiliates. Payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs; however, the payments are not made strictly for the purpose of achieving such inclusion. Payments may also vary based on net sales, the length of time assets of a Participating Organization's clients have remained in the Fund, or other factors. In some cases where the Participating Organization provides shareholder services to Fund shareholders, cash compensation may be paid to Participating Organizations as an expense reimbursement. From time to time, the Distributor or an affiliate may also pay non-cash compensation to sales representatives of the Participating Organization in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Participating Organizations. In addition, the Distributor or an affiliate may conduct and/or pay for training and education meetings for sales representatives of unaffiliated broker-dealers that sell the Fund, and may pay or reimburse for associated meals, lodging and transportation. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates.

In accordance with the Rule, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended pursuant to the Plan and identifying the servicing and distribution activities for which those expenditures were made.


The Plan provides that it may continue in effect for successive annual periods provided it is approved by the Fund's shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan. The Plan was most recently approved by the Board of Directors on June 5, 2008 and will remain in effect until June 30, 2009. The Plan further provides that it may not be amended to increase materially the amounts which may be spent by the Fund pursuant to the Plan without shareholder approval, and that other material amendments must be approved by the Board of Directors in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's shareholders.


Custodian and Transfer Agent


The Bank of New York Mellon, 2 Hanson Place - 7th Floor, Brooklyn, NY 11217, is custodian for the Fund's cash and securities. Reich & Tang Services, Inc. ("Reich & Tang"), an affiliate of the Fund's Manager, located at 600 Fifth Avenue, New York, NY 10020, is transfer agent and dividend agent for the shares of the Fund. As transfer agent, Reich & Tang performs various functions including the processing of shareholder purchase, redemption and exchange transactions and the maintenance of shareholder records regarding such transactions. As dividend agent, Reich & Tang makes dividend payments to Fund shareholders on behalf of the Fund and performs certain recordkeeping and reporting functions regarding such payments. Pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund, Reich & Tang, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the shares of the Fund. The custodian and transfer agent do not assist in, and are not responsible for, investment decisions involving assets of the Fund.


Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of stock of the Fund are passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, NY 10022.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, independent registered public accounting firm, have been selected as the independent registered public accountants for the Fund.

VI.  PORTFOLIO MANAGERS

Other Accounts Managed


The following table provides information relating to other accounts managed by Mr. Delafield and Mr. Sellecchia, the Fund's portfolio managers, as of December 31, 2008:

---------------- -------------------------------------------- --------------------------------------------
                 Number of Other Accounts Managed and Total     Number of Accounts and Total Assets for
Name of                    Assets by Account Type               Which Advisory Fee is Performance Based
Portfolio
Manager
---------------- -------------------------------------------- --------------------------------------------
                  Registered    Other Pooled       Other       Registered    Other Pooled       Other
                  Investment     Investment      Accounts      Investment     Investment      Accounts
                   Companies      Vehicles                      Companies      Vehicles
---------------- -------------- -------------- -------------- -------------- -------------- --------------

J. Dennis
Delafield              3              3             94              0              0              0
---------------- -------------- -------------- -------------- -------------- -------------- --------------
                  $97,391,066    $19,570,454   $251,757,289       $0.00           $0             $0

---------------- -------------- -------------- -------------- -------------- -------------- --------------

Vincent
Sellecchia             3              3             94              0              0              0
---------------- -------------- -------------- -------------- -------------- -------------- --------------
                  $97,391,066    $19,570,454   $251,757,289       $0.00           $0             $0

---------------- -------------- -------------- -------------- -------------- -------------- --------------


Compensation

The compensation of Messrs. Delafield and Sellecchia in connection with their management of the Fund includes the following components, each of which is defined below: (1) base salary and (2) profit interest in the Delafield division of the Manager.

Base Salary:

The Portfolio Managers each receive a fixed annual base salary. Base salary amounts are determined by the Manager and approved by the compensation committee of the Manager's parent company, Natixis Global Asset Management, L.P. (the "Compensation Committee" and "Natixis," respectively) based upon a number of factors including each Portfolio Manager's experience, overall performance, responsibilities, and the competitive market place.

Delafield Asset Management Profit Interest:

Each Portfolio Manager receives a percentage of the profits generated on an annual basis by the Delafield division. The Delafield division's income and profits consist primarily of the fees that it receives for managing discretionary equity assets for individual and institutional clients, including the Fund, less related expenses.


Potential Conflicts of Interest

As indicated in the table above, Mr. Delafield and Mr. Sellecchia (the "Portfolio Managers") manage other accounts in addition to the Fund. The Portfolio Managers' management of these other accounts may give rise to potential conflicts of interest. These potential conflicts include those that may arise as a result of the structure of the Portfolio Managers' compensation as well as conflicts relating to the selection and allocation of investment opportunities. The Manager has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts. However, there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.


Certain components of the Portfolio Managers' compensation structure (or that of the Manager) may give rise to potential conflicts of interest to the extent that the Portfolio Managers may have an incentive to favor or devote more effort in managing an account or accounts that impact, or impact to a larger degree, their overall compensation or the overall compensation of the Manager. In particular, Mr. Delafield and Mr. Sellecchia may manage accounts for which the Manager is paid a fee based on the performance of such accounts. In comparison, the Manager does not receive a performance-based fee in connection with the management of the Fund. Although neither Mr. Delafield nor Mr. Sellecchia is directly compensated on the basis of the performance fee, they may have an incentive to favor those accounts to the disadvantage of the Fund. In addition, as described above, both Portfolio Managers receive a portion of the profits generated by the Delafield division, and such profits are generally derived from the fees the Delafield division receives from managing the Fund and other accounts. To the extent that certain accounts have the potential to generate more profits for the Delafield division than does the Fund, the Portfolio Managers may have an incentive to favor such other accounts.


Due to the fact that the Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for the accounts, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security, or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

When consistent with the Manager's duty to seek best execution on behalf of its clients, orders for multiple accounts, including the Fund, may be aggregated for execution. To the extent that equity trades are aggregated, securities purchased or sold are allocated to the participating accounts in the manner the Manager determines to be the most fair and equitable consistent with its fiduciary duties to its clients.

The Manager will allocate investment opportunities, including the opportunity of investment in initial public offerings, based on a number of considerations, including cash availability and/or liquidity requirements, investment objectives and restrictions, tax considerations and relative size of portfolio holdings of the same or comparable securities. The Manager may allocate a disproportionate amount of a trade to one or more accounts. When the Manager is trading in a very liquid security, the Manager may allocate trades pro rata on the basis of the orders placed.

When trade orders are aggregated, each account that participates in such order will generally receive the average price paid for such securities. Orders for certain accounts may, due to cash availability, investment restrictions or otherwise, not be eligible to participate in such aggregate transactions and could therefore potentially receive a less favorable price or allocation than the accounts for which such orders were aggregated. The Manager's policies and procedures are designed to minimize the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. Nevertheless, there can be no assurance that such policies and procedures will be effective in preventing instances where one account is advantaged or disadvantage over another.

Ownership of Fund Securities


As of December 31, 2008, Mr. Delafield and Mr. Sellecchia each beneficially owned more than $1,000,001 worth of equity securities in the Fund.


VII. BROKERAGE ALLOCATION AND OTHER PRACTICES

The Manager makes the Fund's portfolio decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the

Manager or portfolio transactions may be effected by the Manager. To the extent that such persons or firms supply investment information to the Manager for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Manager and, therefore, may have the effect of reducing the expenses of the Manager in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Manager probably does not reduce the overall expenses of the Manager to any material extent.

The investment information provided to the Manager is of the type described in
Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Manager's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Manager in carrying out its investment management responsibilities with respect to all its client accounts. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Manager determines in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage and research services provided by the executing broker.


The Fund may deal in some instances in securities which are not listed on a national securities exchange but are traded in the over-the-counter market. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market maker. However, such over-the-counter transactions may be effected through a brokerage firm and a commission will be paid if necessary in order for the Fund to obtain best execution. In general, there may be no stated commission on principal transactions in over-the-counter securities, but the prices of such securities usually include undisclosed commissions or markups. In all cases, the Fund will seek to obtain best execution.


No portfolio transactions are executed with the Manager or its affiliates acting as principal to the extent prohibited by applicable law. In addition, the Fund will not buy bankers acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.


For the fiscal years ended December 31, 2006, 2007 and 2008 the Fund paid aggregate brokerage commissions of $1,156,670, 1,633,977 and $1,696,632, respectively. Of those amounts $26,811, $0 and $0, respectively, was paid to Reich & Tang Distributors, Inc., an affiliated person of the Manager who is an affiliated person of the Fund. For the fiscal year ended December 31, 2008, Reich & Tang Distributors, Inc. did not receive any brokerage commissions from the Fund. During the last fiscal year ended December 31, 2008, the Fund allocated $747,957,952 of transactions and paid $1,614,631 in related brokerage commission to broker-dealers that provided the Manager with certain research services.


VIII.  CAPITAL STOCK AND OTHER SECURITIES

The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the portfolios that may be created. Except as noted below, each share when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Generally, all shares will be voted in the aggregate, except if voting by Class is required by law or the matter involved affects only one Class, in which case shares will be voted separately by Class. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Shares of the Fund are redeemable at net asset value, at the option of the shareholders.

Under its Articles of Incorporation the Fund has the right to redeem, for cash, shares of the Fund owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent any concentration of share ownership which would cause the Fund to become a personal holding company for federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund's By-laws provide the holders of one-third of the outstanding shares of the Fund present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (i) as required by the 1940 Act, and (ii) upon the written request of holders of shares entitled to cast not less than 10% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, any registration of the Fund with the SEC or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the re-election of such Director or the election of a successor to such Director.

IX.  PURCHASE, REDEMPTION AND PRICING OF SHARES

The material relating to the purchase, redemption and pricing of shares is located in the Shareholder Information section of the Prospectus and is hereby incorporated by reference.

Net Asset Value

The Fund determines the net asset value of the shares of the Fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m., Eastern time) on each day that the NYSE is open for business (a "Fund Business Day"). It is expected that the NYSE will be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund calculates its net asset value by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order.

The Fund may have portfolio securities that are primarily listed on foreign exchanges that trade on weekdays or other days when the Fund does not price its shares, and thus the value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. In addition, with regard to foreign securities and certain domestic securities (e.g., domestic securities traded on an exchange that closes early), a significant event occurring after the close of trading but before the calculation of the Fund's net asset value may mean that the closing price for the security may not constitute a readily available market quotation and may accordingly require that the security be priced at its fair value in accordance with the fair value procedures established by the Fund. The Manager will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Manager determines that an adjustment should be made in the security's value because significant intervening events have caused the Fund's net asset value to be materially inaccurate, the Manager will seek to have the security "fair valued" in accordance with the Fund's fair value procedures. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

X.  TAXATION OF THE FUND


The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code. By meeting these requirements, the Fund generally will not be subject to federal income tax on its investment company taxable income distributed to shareholders and net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends and distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions will generally be taxed to shareholders as ordinary income. In determining the amount of net capital gains to be distributed, any unexpired capital loss carryover from prior years will be applied against capital gains to reduce the amount of taxable distributions paid.


Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for the calendar year an amount equal to the sum of (i) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (ii) at least 98% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year (unless the Fund elects to calculate its net capital gain for this purpose using the one-year period ending December 31, the end of the Fund's fiscal year), and (iii) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed or taxed during such years.

Distributions of investment company taxable income will be taxable to shareholders as ordinary income to the extent of our current or accumulated earnings and profits. Distributions from the Fund may be eligible for the dividends-received deduction available to corporations. However, dividends received by the Fund that are attributable to foreign corporations will not be eligible for the dividends-received deduction, since that deduction is generally available only with respect to dividends paid by domestic corporations. In addition, the dividends-received deduction will be disallowed for shareholders who do not hold their shares in the Fund for at least 45 days during the 90 day period beginning 45 days before a share in the Fund becomes ex dividend with respect to such dividend.

Distributions of net capital gains, if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by the shareholder.

Distributions in excess of our earnings and profits first will reduce a shareholder's adjusted tax basis in such shareholder's shares and, after the adjusted basis is reduced to zero, will constitute capital gains to such shareholder.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

Investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Distributions by the Fund reduce the net asset value of the Fund's shares, and if a distribution reduces the net asset value below a stockholders cost basis, such distribution, nevertheless, will be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholders holding period for the shares. Non-corporate shareholders are currently subject to tax at a maximum rate of 15% on capital gains resulting from the disposition of shares held for more than 12 months. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are exchanged within 90 days after the date they were purchased and new shares of the Fund are acquired without sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge, with respect to the newly acquired shares, is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase, decrease, or eliminate the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. The Fund does not expect to be eligible to elect to allow shareholders to claim such foreign taxes or a credit against their U.S. tax liability.

The Fund is required to report to the Internal Revenue Service (IRS) all distributions to shareholders except in the case of certain exempt shareholders. Distributions by the Fund (other than distributions to exempt shareholders) are generally subject to withholding of Federal income tax currently at a rate of 28% (backup withholding) if (i) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (ii) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions (whether reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the Federal income tax treatment. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty, if one is applicable). Shareholders should consult their tax advisors with respect to particular questions of Federal, foreign, state and local taxation.


XI.  UNDERWRITERS


The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, except for a redemption fee imposed on shares held for 90 days or less. The Distributor does not receive an underwriting commission. Pursuant to the Distribution Agreement, the Distributor receives a fee of 0.25% per annum of the Fund's average daily net assets for providing distribution assistance to the Fund and for providing or arranging for others to provide servicing to shareholders. For the fiscal year ended December 31, 2008, the Distributor received distribution payments totalling $1,175,922.


The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities. On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act (the "Act"), repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. The Act grants banks authority to conduct certain authorized activity through financial subsidiaries. In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Fund's Board of Directors will consider appropriate modifications to the Fund's operations, including discontinuance of any payments then being made under the Plan to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services. It is not anticipated that the discontinuance of payments to such an institution will result in loss to shareholders or change in the Fund's net asset value. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

XII.  FINANCIAL STATEMENTS



The audited financial statements for the Fund for the fiscal year ended December 31, 2008 and the report therein of PricewaterhouseCoopers LLP are herein incorporated by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

                       Reich & Tang Asset Management, LLC
                       Proxy Voting Policies & Procedures

                                September 1, 2008

I. Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Reich & Tang Asset Management, LLC, ("RTAM") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. Proxy Voting Procedures

(a) All proxies received by RTAM will be sent to RTAM's Proxy Coordinator.
RTAM's

Proxy Coordinator will:

(1) Keep a record of each proxy received;

(2) Forward the proxy to the Analyst/Manager who follows the particular security and therefore is responsible for making the voting decision,

(3) Absent material conflicts (see Section IV), the Analyst/ Manager will determine how RTAM should vote the proxy. The Analyst/ Manager will send its decision on how RTAM will vote the proxy to the Proxy Coordinator who utilizes a third party vendor to vote the proxy.

(4) RTAM retains a third party to assist in coordinating and voting proxies with respect to client securities. Portfolio Administration monitors the third party to assure that all proxies are being properly voted and appropriate records are being retained. The current service provider being used is RiskMetrics Group ("RiskMetrics"). RiskMetrics is responsible for receiving all proxy ballots from RTAM's client custodians, performing a reconciliation to ensure that all shares are accounted for and notifying RTAM of all upcoming meetings via their website. RTAM through its Proxy Coordinator is then able to cast the vote via the website by a deadline enforced by RiskMetrics to ensure ample time is allotted for the vote to be received by the company. ISS maintains all client proxy voting history, which is available upon request by RTAM.

III. Voting Guidelines

In the absence of specific voting guidelines from the client, RTAM will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. RTAM believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

o Generally, RTAM will vote in favor of corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

o Generally, RTAM will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over represented on the board, introduce unequal voting rights, and create supermajority voting.

o Generally, for other proposals, RTAM will vote in accordance with management's recommendations. RTAM shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

         (1) whether the proposal was recommended by management and RTAM's opinion of management;

         (2) whether the proposal acts to entrench existing management; and

         (3) whether the proposal fairly compensates management for past and future performance.

IV. Conflicts of Interest

RTAM will identify any conflicts that exist between the interests of RTAM and its clients. If a material conflict exists, RTAM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. RTAM will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients (the Board of Directors of registered investment company clients that have adopted these policies and procedures) that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when RTAM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, RTAM will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, RTAM will vote the proxies solely in accordance with the policies outlined Section "III Voting Guidelines" above.

V. Limitations

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where RTAM has determined that it is in the client's best interest, RTAM will not vote proxies received. The following are some circumstances where RTAM will limit its role in voting proxies received on client securities:

(a) Limited Value: If RTAM concludes that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, RTAM will abstain from voting a client's proxies. RTAM does not vote proxies received for securities that are no longer held by the client's account.

(b) Securities Lending Program: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However where RTAM determines that a proxy vote (or shareholder action is materially important to the client's account, RTAM may recall the security).

(c) Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, RTAM may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits of the proxy proposal.

VI. Disclosure

(a) RTAM will disclose in its Form ADV Part II that clients may contact RTAM's Chief Compliance Officer, via e-mail or telephone in order to obtain information on how RTAM voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, RTAM"S Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about the:

(1) Name of the issuer;
(2) Proposal voted upon: and
(3) How RTAM voted the client's proxy.

(b) A concise summary of these Proxy Voting Policies and Procedures will be included in RTAM's Form ADV Part II, and will be updated whenever these policies and procedures are updated. RTAM's Chief Compliance Officer will arrange for a copy of this summary to be sent to all existing clients who previously received RTAM's Form ADV Part II, which is required to be offered to clients annually either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VII Recordkeeping

A member of RTAM Portfolio Administration will serve as Proxy Coordinator, with the assistance of ISS, and will maintain files relating to RTAM's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of RTAM and ISS. Records of the following will be included in the files:

(a) Copies of these proxy voting policies and procedures, and any amendments thereto.

(b) A copy of each proxy statement that RTAM receives provided however that RTAM might rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

(c) A record of each vote cast by RTAM.

(d) A copy of any document RTAM created that was material to making a decision how to vote proxies, or that memorializes that decision.

(e) A copy of each written client request for information on how RTAM voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how RTAM voted its proxies.

(f) A schedule comparing the proxy votes cast to the policy.

                           PART C - OTHER INFORMATION

Item 23. Exhibits.

(a) Articles of Incorporation of the Registrant, originally filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on November 15, 1993, and re-filed for EDGAR purposes only with Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A on June 17, 1998, and incorporated herein by reference.

(b) Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on April 29, 2002, and incorporated herein by reference.

(c) Form of certificate for shares of Common Stock, par value $.001 per share, of the Registrant, originally filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on November 15, 1993, and re-filed for EDGAR purposes only with Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A on June 17, 1998, and incorporated herein by reference.

(d) Investment Management Contract, dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC (formerly known as Reich & Tang Asset Management L.P.) filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

(d.1) Amendment to the Investment Management Contract, dated April 24, 2003, between the Registrant and Reich & Tang Asset Management, LLC (formerly known as Reich & Tang Asset Management, L.P.) filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on April 25, 2003, and incorporated herein by reference.

(d.2) Amendment to the Investment Management Contract, dated June 7, 2007, between the Registrant and Reich & Tang Asset Management, LLC (formerly known as Reich & Tang Asset Management, L.P.) filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 29, 2008, and incorporated herein by reference.

(e) Distribution Agreement, as amended, between the Registrant and Natixis Distributors, L.P. (formerly known as IXIS Asset Management Distributors, L.P.) filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on April 28, 2006, and incorporated herein by reference.

(e.1) Amendment to Distribution Agreement, dated June 7, 2007, between the
     Registrant and Natixis Distributors, L.P. (formerly known as IXIS Asset Management Distributors, L.P.) filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 29, 2008, and incorporated herein by reference.

(f)  Not applicable.

(g) Custody Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on April 28, 2006, and incorporated herein by reference.

(g.1) Amendment to the Custody Agreement dated October 16, 2006, between the
     Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on May 3, 2007, and incorporated herein by reference.

(g.2) Amendment to Schedule I of the Custody Agreement dated January 12, 2009, between the Registrant and The Bank of New York Mellon.

(g.3) Amendment to Schedule II of the Custody Agreement dated January 12, 2009, between the Registrant and The Bank of New York Mellon.

(g.4) Amendment to the Custody Agreement dated January 12, 2009, between the
     Registrant and The Bank of New York Mellon.

(h) Transfer Agency Agreement and Addendum between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on April 25, 2003, and incorporated herein by reference.

(h.1) Administrative Services Contract between the Registrant and Reich & Tang
     Asset Management, LLC (formerly known as Reich & Tang Asset Management, L.P.) filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

(h.2) Fund Accounting Agreement between the Registrant and The Bank of New York
     Mellon filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on March 30, 2005, and incorporated herein by reference.

(h.3) Amendment to the Fund Accounting Agreement dated October 16, 2006, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on May 3, 2007, and incorporated herein by reference.

(h.4) Cash Management Agreement and Related Services Agreement between the
     Registrant and the Bank of New York Mellon filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on March 30, 2005, and incorporated herein by reference.

(h.5) Amendment to the Cash Management Agreement dated October 16, 2006, between the Registrant and the Bank of New York Mellon filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on May 3, 2007, and incorporated herein by reference.

(h.6) Amendment to the Cash Management Agreement dated January 12, 2009, between the Registrant and the Bank of New York Mellon.

(h.7) Amendment to the Fund Accounting Agreement dated January 12, 2009, between the Registrant and the Bank of New York Mellon.

(i) Opinion of Battle Fowler LLP as to legality of the Securities being registered originally filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on November 15, 1993, and re-filed for EDGAR purposes only with Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A on June 17, 1998, and incorporated herein by reference.

(i.1) Consent of Paul, Hastings, Janofsky & Walker LLP to the use of their name in the Prospectus.

(j)  Consent of Independent Registered Public Accounting Firm.

(k) Audited Financial Statements for the Fiscal Year ended December 31, 2008 filed with the Annual Report on Form N-CSR on March 5, 2009, and incorporated herein by reference.

(l) Written assurance of New England Investment Companies L.P. that its purchase of shares of the registrant was for investment purposes without any present intention of redeeming or reselling,(originally filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on November 15, 1993, and re-filed for EDGAR purposes only with Post-Effective Amendment No. 6 on Form N-1A to the Registration Statement on June 17, 1998, and incorporated herein by reference.

(m) Amendment No. 5 to the Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 29, 2008, and incorporated herein by reference.

(m.1) Distribution Agreement between the Registrant and Natixis Distributors,
     L.P. (formerly known as IXIS Asset Management Distributors, L.P.) and Amendment to the Distribution Agreement (see Exhibit (e) and (e.1) above).

(n)  Not applicable.

(o)  Reserved

(p) Code of Ethics of Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 29, 2008, and incorporated herein by reference.

(p.1) Code of Ethics of the Manager filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 29, 2008, and incorporated herein by reference.

(p.2) Code of Ethics of the Distributor filed with Post-Effective Amendment No.
     18 to the Registration Statement on Form N-1A on April 29, 2008, and incorporated herein by reference.

(q)  Powers of Attorney of Directors of Registrant.

Item 24. Persons controlled by or Under Common Control with Registrant.

     The following open-end management investment companies may be considered to be under common control with the Registrant: California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Income Fund, Florida Daily Municipal Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

Item 25. Indemnification.

     The Registrant incorporates herein by reference the response to Item 25 of Part C of the Registrant's Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed with the Commission on April 29, 2002.

Item 26. Business and Other Connections of Investment Adviser.

     The description of the Delafield Asset Management Division of Reich & Tang Asset Management, LLC ("RTAM"), the Registrant's investment manager, under the caption "Management, Organization and Capital Structure" in the Prospectus and "Investment Advisory and Other Services" and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, are incorporated herein by reference.

     RTAM is a limited liability company that is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. ("Natixis Global AM"). Natixis Global AM is the managing member and direct owner of RTAM.

     Edward Adrion is a Vice President of RTAM. Mr. Adrion has been associated with RTAM and its predecessors since November 1996.

     Mia Bottarini is a Vice President of RTAM. Ms. Bottarini has been associated with RTAM and its predecessors since June 1984. Ms. Bottarini is also Vice President and Assistant Treadsury of nine funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

     Christopher Brancazio is Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM. Mr. Brancazio has been associated with RTAM since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of nine funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management from February 2007 to August 2007 and served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds from March 2002 to February 2007. Mr. Brancazio is also Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.

     J. Dennis Delafield is a Managing Director of RTAM. Mr. Delafield is the Chief Executive Officer and Portfolio Manager/Analyst for the Delafield Asset Management division of RTAM. Mr. Delafield has been associated with RTAM and its predecessors since December 1991 and is also Chairman and Director of Delafield Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020.

     Richard De Sanctis is Chief Operating Officer and Executive Vice President of RTAM. Mr. De Sanctis has been associated with RTAM and its predecessors since December 1990. Mr. De Sanctis is also Vice President of nine funds in the Reich and Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. De Sanctis is also Director, Executive Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc. and is Director, Executive Vice President and Chief Operating Officer of Reich & Tang Services, Inc.

     Steven W. Duff is Manager, Chief Executive Officer and President of RTAM and is Chief Investment Officer of the Mutual Funds division. Mr. Duff has been associated with RTAM and its predecessors since August 1994. Mr. Duff is also a Director/Trustee of seven funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Duff also serves as a Director, President and Chief Executive Officer of Reich & Tang Distributors, Inc. and is a Director of Reich & Tang Services, Inc.

     Michael Fortugno is a Vice President and Controller of RTAM and Reich & Tang Services, Inc. Mr. Fortugno has been associated with RTAM since April 2008. Mr. Fortugno was a Controller at Regulatory DataCorp from August 2002 to April 2008 and served as Assistant Controller at Poseidon Resources Corporation from July 1999 to August 2002. Mr. Fortugno is also a Vice President of Reich & Tang Distributors, Inc.

     Barbara Francis is a Senior Vice President of RTAM. Ms. Francis has been associated with RTAM and its predecessors since January 1997. Ms. Francis is also a Vice President of Reich & Tang Services, Inc.

     Christopher Gill is a Senior Vice President of RTAM and Reich & Tang Distributors, Inc. Mr. Gill has been associated with RTAM and its predecessors since February 1994. Mr. Gill is also Vice President of nine funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Gill is also a Senior Vice President and Director of Reich & Tang Services, Inc.

     Thomas Hernly is a Vice President of RTAM. Mr. Hernly has been associated with RTAM and its predecessors since March 1996. Mr. Hernly is also a Vice President of Reich & Tang Services, Inc.

     Joseph Jerkovich is a Senior Vice President and Chief Financial Officer of RTAM and Reich & Tang Services, Inc. Mr. Jerkovich has been associated with RTAM since September 2004. Mr. Jerkovich is also Treasurer and Assistant Secretary of nine funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Jerkovich is also a Senior Vice President and Controller of Reich & Tang Distributors, Inc.

     Cleo Kotis is a Vice President of RTAM. Ms. Kotis has been associated with RTAM and its predecessors since December 1993 and is also Chief Operations Officer and Vice President of Delafield Fund, Inc. and Delafield Asset Management. This fund is located at 600 Fifth Avenue, New York, NY 10020.

     Robert A. Krantz is a Manager of RTAM. Mr. Krantz is also Executive Vice President of Strategic Marketing of Natixis Advisors and Natixis Distributors since 2004.

     Michael P. Lydon is an Executive Vice President of RTAM and President and Chief Executive Officer of Reich & Tang Funds. Mr. Lydon has been associated with RTAM since January 2005. Mr. Lydon is also President and Director/Trustee of five funds in the Reich & Tang Fund Complex, President of New York Daily Tax Free Income Fund, Inc., President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. and Principal Executive Officer of Delafield Fund, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Lydon is also Director, Executive Vice President and Chief Operations Officer for Reich & Tang Distributors, Inc. and Director, President and Chief Executive Officer of Reich & Tang Services, Inc. Prior to December 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.

     Christine Manna is a Vice President and Assistant Secretary of RTAM. Ms. Manna has been associated with RTAM since June 1995. Ms. Manna is also Secretary of nine funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

     Andrew Mintz is a Senior Vice President of RTAM. Mr. Mintz has been associated with RTAM and its predecessors since March 1991. Mr. Mintz is also a Senior Vice President of Reich & Tang Services, Inc.

     Marty O'Connor is a Vice President of RTAM. Mr. O'Connor has been associated with RTAM and its predecessors since March 1992. Mr. O'Connor is also a Vice President of Reich & Tang Services, Inc.

     Clarwin Perillo is a Vice President of RTAM. Mr. Perillo has been associated with RTAM and its predecessors since May 1996.

     Richard Preuss is a Vice President of RTAM. Mr. Preuss has been associated with RTAM and its predecessors since July 1986. Mr. Preuss is also a Vice President of Reich & Tang Services, Inc.

     Robert Rickard is Senior Vice President of RTAM. Mr. Rickard has been associated with RTAM since December 1991. Mr. Rickard is also Vice President of nine funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020. Mr. Rickard is also Senior Vice President of Reich & Tang Distributors, Inc.

     Vincent Sellecchia is a Managing Director of RTAM and is Chief Investment Officer and Chief Operating Officer of the Delafield Asset Management division of RTAM. Mr. Sellecchia has been associated with RTAM and it's predecessors since December 1991 and is also President of Delafield Fund, Inc. This fund is located at 600 Fifth Avenue, New York, NY 10020.

     Naomi Friedland-Wechsler is an Executive Vice President and General Counsel of RTAM. Ms. Friedland-Wechsler has been associated with RTAM since April 2006.

     Duncan Wilkinson is a Manager of RTAM. Mr. Wilkinson is also Senior Vice President and Deputy Global Chief Financial Officer of Natixis Global Asset Management, and has been associated with Natixis Global Asset Management since 2000.

Item 27. Principal Underwriters.

     (a) Natixis Distributors, L.P., the Registrant's distributor, is also the distributor for Natixis Cash Management Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Hansberger Institutional Series.

     (b) The following are the general partner and officers of Natixis Distributors, L.P. Their principal business address is 399 Boylston Street, Boston, MA 02116.


                         Positions and Offices            Positions and Offices
Name                     With the Distributor             With the Registrant
----------------------    --------------------------------    -----------------
Natixis Distribution
Corporation               General Partner                         None
----------------------    -----------------------------------  ----------------
David L. Giunta           President and Chief Executive           None
                          Officer
----------------------    ---------------------------------- ------------------
Robert Krantz             Executive Vice President                None
----------------------    ---------------------------------- ------------------
Coleen Downs Dinneen      Executive Vice President, General       None
                          Counsel, Secretary and Clerk
----------------------    ---------------------------------- ------------------
Russell Kane              Senior Vice President, Deputy           None
                          General Counsel, Assistant
                          Secretary, Assistant Clerk and
                          Chief Compliance Officer for
                          Mutual Funds
----------------------    ---------------------------------- ------------------
Michael Kardok            Senior Vice President                   None
----------------------    ---------------------------------- ------------------
Diane Whelan              Executive Vice President and            None
                          Chief Information Officer
---------------------     ---------------------------------- ------------------
Beatriz Pina Smith        Executive Vice President and            None
                          Chief Financial Officer
---------------------     ---------------------------------- ------------------
Anthony Loureiro          Senior Vice President, Chief            None
                          Compliance Officer-Broker/Dealer
                          and Anti-Money Laundering
                          Compliance Officer
---------------------     ---------------------------------- ------------------
Marilyn Rosh              Vice President and Controller           None
---------------------     ---------------------------------- ------------------
Sharon Wratchford         Executive Vice President                None
---------------------     ---------------------------------- ------------------
Matthew Coldren           Executive Vice President                None
---------------------     ---------------------------------- ------------------
Peter Martin              Executive Vice President                None
---------------------     ---------------------------------- ------------------
Caren Leedom              Executive Vice President                None
---------------------     ---------------------------------- ------------------
Matt Raynor               Executive Vice President                None
---------------------     --------------------------------- -------------------
David Allison             Senior Vice President                   None
---------------------     ---------------------------------- ------------------
Marla McDougall           Senior Vice President                   None
---------------------     ---------------------------------- ------------------
James Cove                Senior Vice President                   None
---------------------     ---------------------------------- ------------------
Maureen O'Neill           Senior Vice President                   None
---------------------     ---------------------------------- ------------------
Susannah Wardly           Senior Vice President                   None
---------------------     ---------------------------------- ------------------
William Butcher           Senior Vice President                   None
---------------------     ---------------------------------- ------------------
John Bearce               Senior Vice President                   None
---------------------     ---------------------------------- ------------------


                           Positions and Offices         Positions and Offices
Name                       With the Distributor          With the Registrant
-----------------------    ---------------------------   ----------------------
David Goodsell             Senior Vice President         None
-----------------------    ---------------------------   ----------------------
Dan Lynch                  Senior Vice President         None
-----------------------    ---------------------------   ----------------------
Dana Hartwell              Senior Vice President         None
-----------------------    ---------------------------   ----------------------
Mark Doyle                 Senior Vice President         None
-----------------------    ---------------------------   ----------------------
Robert Hussey              Senior Vice President         None
-----------------------    ---------------------------   ----------------------
David Lafferty             Senior Vice President         None
-----------------------    ---------------------------   ----------------------
Elizabeth Pul-Burns        Senior Vice President         None
-----------------------    ---------------------------   ----------------------
Ian MacDuff                Senior Vice President         None
----------------------     ---------------------------   ----------------------
David Vallon               Senior Vice President         None
----------------------    ----------------------------   ----------------------
Faith Yando                Senior Vice President         None
----------------------     ---------------------------   ----------------------

(c)  Not applicable.

Item 28. Location of Accounts and Records.

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020 the Registrant's manager; Reich & Tang Services, Inc., 600 Fifth Avenue, New York, NY 10020, the Registrant's transfer agent and dividend distributing agent; the Registrant's distributor, Natixis Distributors, L.P., 399 Boylston Street, Boston, MA 02116 and at The Bank of New York Mellon, 2 Hanson Place - 7th Floor, Brooklyn, NY 11217, the Registrant's custodian.

Item 29. Management Services.

         Not  Applicable.

Item 30. Undertakings.

         Not  applicable.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of April, 2009.



                                                 DELAFIELD FUND, INC.

                                                 /s/ Vincent Sellecchia
                                         By:        _________________________
                                                    Vincent Sellecchia
                                                    President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    SIGNATURE                    CAPACITY                           DATE

(l) Principal Executive
    Officer:

/s/ Michael P. Lydon           Principal Executive Officer       April 30, 2009
    ---------------------

    Michael P. Lydon

(2) Principal Financial and
    Accounting Officer:


/s/ Joseph Jerkovich           Treasurer                         April 30, 2009
    ---------------------
    Joseph Jerkovich

(3) Majority of Directors:

    J. Dennis Delafield*       Director
    Dr. W. Giles Mellon*       Director
    Dr. Yung Wong*             Director
    Robert Straniere*          Director
    Edward A. Kuczmarski*      Director

/s/ Joseph Jerkovich

By: _______________                                              April 30, 2009
    Joseph Jerkovich

    Attorney-in-Fact

*    See exhibit (q) herein for Powers of Attorney.

                                  EXHIBIT INDEX


(g.2) Amendment to Schedule I of the Custody Agreement dated January 12, 2009, between the Registrant and The Bank of New York Mellon.

(g.3) Amendment to Schedule II of the Custody Agreement dated January 12, 2009, between the Registrant and The Bank of New York Mellon.

(g.4) Amendment to the Custody Agreement dated January 12, 2009, between the
     Registrant and The Bank of New York Mellon.

(h.6) Amendment to the Cash Management Agreement dated January 12, 2009, between the Registrant and the Bank of New York Mellon.

(h.7) Amendment to the Fund Accounting Agreement dated January 12, 2009, between the Registrant and the Bank of New York Mellon.

(i.1) Consent of Paul, Hastings, Janofsky & Walker LLP to the use of their name in the Prospectus.

(j)  Consent of Independent Accountants.

(q)  Powers of Attorney of Directors of Registrant.